Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	$ 2,711	$ 970	$ 4,513	$ 1,803
USA [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	2,270	477	3,342	722
Canada [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	302	376	521	625
EMEA [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue	139	104	650	443
Australia [Member]
Segmented Information (Details) - Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers [Line Items]
Revenue		$ 13		$ 13